UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03090

MFS SERIES TRUST VII

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: July 31

Date of reporting period: April 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

April 30, 2014

MFS® LATIN AMERICAN EQUITY FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.1%
Aerospace - 0.8%
Embraer S.A., ADR	826	$28,416

Airlines - 1.8%
Controladora Vuela Compania de Aviacion S.A.B. de C.V., ADR (a)	3,860	$27,483
Copa Holdings S.A., “A”	301	40,719

		$68,202
Alcoholic Beverages - 4.0%
AmBev S.A., ADR	15,345	$111,252
Compania Cervecerias Unidas S.A., ADR	1,742	41,059

		$152,311
Apparel Manufacturers - 1.5%
Arezzo Industria e Comercio S.A.	1,728	$19,336
Cia. Hering S.A.	3,600	38,038

		$57,374
Broadcasting - 1.2%
Grupo Televisa S.A., ADR	1,334	$43,736

Brokerage & Asset Managers - 7.4%
BM&F Bovespa S.A.	31,345	$160,257
Bolsa Mexicana de Valores S.A. de C.V.	35,900	73,651
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	3,702	47,168

		$281,076
Business Services - 0.7%
LPS Brasil - Consultoria de Imoveis S.A.	5,100	$25,503

Computer Software - 1.1%
Totvs S.A.	2,600	$42,456

Computer Software - Systems - 0.9%
Linx S.A.	1,600	$34,917

Conglomerates - 0.7%
Alfa S.A de C.V., “A”	10,780	$28,386

Construction - 2.8%
CEMEX S.A. de C.V., ADR (a)	6,402	$80,926
Duratex S.A.	6,290	27,222

		$108,148
Consumer Products - 0.8%
Kimberly-Clark de Mexico S.A. de C.V., “A”	11,550	$30,025

Consumer Services - 10.2%
Abril Educacao S.A., IEU	2,640	$33,744
Anhanguera Educacional Participacoes S.A.	14,400	89,122
Estacio Participacoes S.A.	12,750	136,549
Kroton Educacional S.A.	6,134	131,387

		$390,802

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 2.4%
Gran Tierra Energy, Inc. (a)	5,310	$37,740
Ultrapar Participacoes S.A.	2,200	55,233

		$92,973
Energy - Integrated - 4.7%
Petroleo Brasileiro S.A., ADR	13,034	$180,912

Engineering - Construction - 2.8%
Mills Estruturas e Servicos de Engenharia S.A.	5,900	$74,407
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	2,400	33,545

		$107,952
Food & Beverages - 5.9%
Arca Continental S.A.B de C.V.	12,895	$82,164
BRF S.A.	1,500	33,972
M. Dias Branco S.A. Industria e Comercio de Alimentos	2,500	108,061

		$224,197
Forest & Paper Products - 1.2%
Fibria Celulose S.A. (a)	4,700	$46,794

General Merchandise - 0.6%
Lojas Renner S.A.	800	$23,536

Health Maintenance Organizations - 2.8%
OdontoPrev S.A.	16,100	$64,624
Qualicorp S.A. (a)	4,400	42,762

		$107,386
Insurance - 2.4%
BB Seguridade Participacoes S.A.	3,900	$45,703
Brasil Insurance Participacoes e Administracao S.A.	10,500	46,902

		$92,605
Major Banks - 1.2%
Banco do Brasil S.A.	4,210	$44,201

Metals & Mining - 11.8%
Gerdau S.A., ADR	16,621	$99,892
Grupo Mexico S.A.B. de C.V., “B”	34,937	104,922
Ternium S.A., ADR	1,608	46,085
Vale S.A., ADR	15,226	201,288

		$452,187
Oil Services - 1.5%
Tenaris S.A., ADR	1,319	$58,102

Other Banks & Diversified Financials - 11.3%
Credicorp Ltd.	919	$137,161
Gentera S.A.B. de C.V.	12,100	21,198
Grupo Financiero Banorte S.A. de C.V.	12,000	79,552
Itau Unibanco Holding S.A., ADR	11,939	195,322

		$433,233

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 1.9%
Genomma Lab Internacional S.A., “B” (a)	28,500	$72,237

Railroad & Shipping - 0.6%
CCR S.A.	2,920	$22,852

Real Estate - 4.8%
Brasil Brokers Participacoes	21,700	$42,626
Concentradora Fibra Danhos S.A. de C.V., REIT	19,700	40,370
Concentradora Fibra Hotelera Mexicana S.A. de C.V., REIT	26,800	44,719
Macquarie Mexico Real Estate S.A. de C.V., REIT	29,900	56,771

		$184,486
Telecommunications - Wireless - 3.6%
America Movil S.A.B. de C.V., “L”, ADR	5,652	$113,492
TIM Participacoes S.A., ADR	904	24,327

		$137,819
Telephone Services - 1.3%
Telefonica Brasil S.A., ADR	2,330	$49,396

Utilities - Electric Power - 3.5%
Alupar Investimento S.A., IEU	7,000	$49,602
Energias do Brasil S.A.	14,200	61,710
Tractebel Energia S.A.	1,630	24,241

		$135,553
Utilities - Water - 0.9%
Aguas Andinas S.A.	54,735	$33,767
Total Common Stocks		$3,791,540

Money Market Funds - 1.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	69,746	$69,746
Total Investments		$3,861,286

Other Assets, Less Liabilities - (0.9)%		(33,878)
Net Assets - 100.0%		$3,827,408

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IEU	International Equity Unit
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by MFS to be an appropriate measure of the Latin American market. At April 30, 2014, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,791,540	$—	$—	$3,791,540
Mutual Funds	69,746	—	—	69,746
Total Investments	$3,861,286	$—	$—	$3,861,286

For further information regarding security characteristics, see the Portfolio of Investments.

4

Supplemental Information (unaudited) – continued

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,931,219
Gross unrealized appreciation	612,369
Gross unrealized depreciation	(682,302)
Net unrealized appreciation (depreciation)	$(69,933)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	87,088	1,546,716	(1,564,058)	69,746

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$38	$69,746

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014, are as follows:

Brazil	64.0%
Mexico	24.2%
Peru	3.6%
Chile	1.9%
Italy	1.5%
United States	1.5%
Argentina	1.2%
Panama	1.1%
Canada	1.0%

(6) Subsequent Event

The Board of Trustees of the fund has approved a Plan of Liquidation and Termination pursuant to which the assets of the fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the fund will be distributed to shareholders. The effective date of the plan is July 23, 2014 (the “Liquidation Date”). Shareholders of record as of the close of business on July 22, 2014, will receive the cash equivalent of their proportionate interest in the fund on the Liquidation Date or as soon as practicable thereafter. Shareholder approval of the liquidation is not required.

5

QUARTERLY REPORT

April 30, 2014

MFS® EUROPEAN
EQUITY FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 96.6%
Airlines - 1.0%
Stagecoach Group PLC	35,055	$219,583

Alcoholic Beverages - 2.3%
Heineken N.V.	1,039	$72,071
Pernod Ricard S.A.	3,595	431,471

		$503,542
Apparel Manufacturers - 3.1%
Burberry Group PLC	5,418	$135,844
Compagnie Financiere Richemont S.A.	1,882	190,959
LVMH Moet Hennessy Louis Vuitton S.A.	1,821	358,112

		$684,915
Automotive - 1.9%
Autoliv, Inc., SDR	1,678	$172,905
D’Ieteren S.A.	5,170	239,063

		$411,968
Broadcasting - 2.4%
ProSiebenSat.1 Media AG	3,290	$143,846
Publicis Groupe	444	37,821
WPP Group PLC	16,804	361,458

		$543,125
Brokerage & Asset Managers - 1.2%
IG Group Holdings PLC	25,701	$275,983

Business Services - 4.8%
Adecco S.A.	1,764	$147,418
Brenntag AG	1,271	229,849
Compass Group PLC	21,819	347,025
Experian Group Ltd.	9,030	173,197
MITIE Group PLC	32,850	176,431

		$1,073,920
Computer Software - 1.2%
Dassault Systemes S.A.	1,202	$147,799
Fidessa Group PLC	3,163	119,732

		$267,531
Construction - 1.0%
Bellway PLC	8,023	$194,927
BUZZI UNICEM S.p.A	1,569	27,797

		$222,724
Consumer Products - 2.0%
L’Oreal S.A.	440	$75,694
Reckitt Benckiser Group PLC	4,537	365,778

		$441,472
Electrical Equipment - 5.0%
IMI PLC	4,620	$117,006
Legrand S.A.	2,062	133,023

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electrical Equipment - continued
Pfeiffer Vacuum Technology AG	1,270	$151,086
Schneider Electric S.A.	3,277	307,106
Siemens AG	3,059	403,171

		$1,111,392
Electronics - 1.7%
ASM International N.V.	3,469	$151,577
Infineon Technologies AG	19,531	227,040

		$378,617
Energy - Independent - 0.7%
Cairn Energy PLC (a)	17,081	$53,151
Galp Energia SGPS S.A.	6,411	111,045

		$164,196
Energy - Integrated - 5.2%
BG Group PLC	15,280	$309,069
Royal Dutch Shell PLC, “A”	21,323	844,961

		$1,154,030
Food & Beverages - 8.0%
Chr. Hansen Holding A.S.	2,892	$130,355
Groupe Danone	8,089	596,576
Nestle S.A.	9,788	755,703
Tate & Lyle PLC	24,590	291,039

		$1,773,673
Food & Drug Stores - 0.9%
Jeronimo Martins SGPS S.A.	11,834	$206,948

Gaming & Lodging - 1.5%
Betfair Group PLC	10,280	$167,840
Paddy Power PLC	2,082	161,205

		$329,045
General Merchandise - 0.4%
BIM Birlesik Magazalar A.S.	3,626	$83,715

Insurance - 2.6%
Beazley PLC	48,905	$202,465
Delta Lloyd N.V.	7,570	199,070
Hiscox Ltd.	14,031	167,251

		$568,786
Machinery & Tools - 1.6%
Atlas Copco AB, “A”	8,196	$237,225
Schindler Holding AG	814	125,971

		$363,196
Major Banks - 4.3%
BNP Paribas	3,738	$280,610
HSBC Holdings PLC	52,761	538,142
Royal Bank of Scotland Group PLC (a)	24,949	125,866

		$944,618
Medical Equipment - 0.6%
Sonova Holding AG	996	$143,725

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Metals & Mining - 1.8%
Rio Tinto PLC	7,207	$392,367

Natural Gas - Distribution - 2.9%
Centrica PLC	38,938	$216,952
GDF Suez	17,199	433,674

		$650,626
Network & Telecom - 1.8%
Ericsson, Inc., “B”	33,025	$398,705

Oil Services - 1.1%
Saipem S.p.A.	3,092	$82,791
Technip	1,390	156,395

		$239,186
Other Banks & Diversified Financials - 6.7%
Erste Group Bank AG	4,289	$143,939
Julius Baer Group Ltd.	1,764	82,478
Jyske Bank (a)	4,634	254,525
KBC Group N.V.	5,815	354,241
Sydbank A/S (a)	4,617	123,063
UBS AG	24,972	522,082

		$1,480,328
Pharmaceuticals - 10.3%
Bayer AG	3,939	$546,477
GlaxoSmithKline PLC	19,256	530,593
Novartis AG	10,869	942,285
Roche Holding AG	890	260,902

		$2,280,257
Printing & Publishing - 1.1%
Reed Elsevier N.V.	12,052	$245,873

Real Estate - 1.3%
GAFGAH S.A. (a)	9,220	$145,566
LEG Immobilien AG	2,090	139,411

		$284,977
Restaurants - 2.2%
Domino’s Pizza UK & IRL PLC	21,171	$183,730
Whitbread PLC	4,307	296,695

		$480,425
Specialty Chemicals - 7.4%
Akzo Nobel N.V.	4,812	$370,447
Croda International PLC	4,359	189,587
Linde AG	2,905	602,321
Sika AG	38	153,667
Symrise AG	6,464	326,205

		$1,642,227
Specialty Stores - 1.5%
Esprit Holdings Ltd.	55,248	$91,943
Industria de Diseno Textil S.A.	1,544	231,665

		$323,608

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telecommunications - Wireless - 2.4%
Vodafone Group PLC	138,507	$523,719

Telephone Services - 2.0%
British Telecom Group, PLC	26,630	$165,685
TDC A.S.	21,051	197,598
Telecom Italia S.p.A.	80,252	79,662

		$442,945
Tobacco - 0.7%
Swedish Match AB	4,471	$153,269
Total Common Stocks		$21,405,216

Money Market Funds - 2.8%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	629,221	$629,221
Total Investments		$22,034,437

Other Assets, Less Liabilities - 0.6%		132,994
Net Assets - 100.0%		$22,167,431

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company
SDR	Swedish Depository Receipt

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by MFS to be an appropriate measure of the European market. At April 30, 2014, the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$7,686,077	$—	$—	$7,686,077
Switzerland	3,325,188	—	—	3,325,188
France	2,958,281	—	—	2,958,281
Germany	2,914,972	—	—	2,914,972
Netherlands	1,039,039	—	—	1,039,039
Sweden	789,200	—	—	789,200
Denmark	705,541	—	—	705,541
Belgium	593,304	—	—	593,304
Portugal	317,993	—	—	317,993
Other Countries	983,678	91,943	—	1,075,621
Mutual Funds	629,221	—	—	629,221
Total Investments	$21,942,494	$91,943	$—	$22,034,437

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $91,943 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$20,750,473
Gross unrealized appreciation	1,789,724
Gross unrealized depreciation	(505,760)
Net unrealized appreciation (depreciation)	$1,283,964

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	183,852	12,366,085	(11,920,716)	629,221

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$298	$629,221

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014, are as follows:

United Kingdom	34.7%
Switzerland	15.0%
France	13.3%
Germany	13.1%
Netherlands	4.7%
United States	4.2%
Sweden	3.6%
Denmark	3.2%
Belgium	2.7%
Other Countries	5.5%

(6) Subsequent Event

The Board of Trustees of the fund has approved a Plan of Liquidation and Termination pursuant to which the assets of the fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the fund will be distributed to shareholders. The effective date of the plan is July 23, 2014 (the “Liquidation Date”). Shareholders of record as of the close of business on July 22, 2014, will receive the cash equivalent of their proportionate interest in the fund on the Liquidation Date or as soon as practicable thereafter. Shareholder approval of the liquidation is not required.

QUARTERLY REPORT

April 30, 2014

MFS® ASIA PACIFIC

EX-JAPAN FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.2%
Apparel Manufacturers - 2.6%
Li & Fung Ltd.	60,000	$87,456

Automotive - 4.6%
Exide Industries Ltd.	16,181	$32,190
Guangzhou Automobile Group Co. Ltd., “H”	62,000	62,536
Kia Motors Corp.	1,130	62,662

		$157,388
Brokerage & Asset Managers - 1.8%
Computershare Ltd.	5,394	$62,128

Business Services - 2.6%
Cognizant Technology Solutions Corp., “A” (a)	1,864	$89,295

Cable TV - 0.8%
Astro Malaysia Holdings Berhad	25,600	$26,106

Chemicals - 1.4%
UPL Ltd.	10,520	$46,901

Computer Software - Systems - 3.5%
Asustek Computer, Inc.	3,660	$37,875
Hon Hai Precision Industry Co. Ltd.	26,948	77,426
Recall Holdings Ltd. (a)	1,139	4,806

		$120,107
Conglomerates - 2.5%
First Pacific Co. Ltd.	2,000	$2,216
Hutchison Whampoa Ltd.	6,000	82,284

		$84,500
Containers - 2.4%
Brambles Ltd.	9,290	$81,611

Electronics - 8.0%
Media Tek, Inc.	3,000	$46,974
Samsung Electronics Co. Ltd.	69	89,932
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	137,971

		$274,877
Energy - Independent - 6.2%
China Shenhua Energy Co. Ltd.	10,500	$28,441
CNOOC Ltd.	17,000	28,111
Oil Search Ltd.	8,537	70,607
Reliance Industries Ltd.	5,381	83,638

		$210,797
Food & Beverages - 2.5%
China Huishan Dairy Holdings Co. Ltd. (a)	174,000	$39,500
Shenguan Holdings Group Ltd.	48,000	20,555
Want Want China Holdings Ltd.	16,000	25,095

		$85,150

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Drug Stores - 0.9%
Wumart Stores, Inc.	30,000	$29,580

Furniture & Appliances - 0.3%
Techtronic Industries Co. Ltd.	3,000	$9,558

Gaming & Lodging - 3.8%
Melco International Development Ltd.	14,000	$43,069
Sands China Ltd.	11,600	85,337

		$128,406
Insurance - 7.2%
AIA Group Ltd.	23,200	$112,515
Austbrokers Holdings Ltd.	3,896	36,773
China Pacific Insurance (Group) Co. Ltd	12,600	39,492
Samsung Life Insurance Co. Ltd.	240	22,321
Suncorp Group Ltd.	2,993	36,295

		$247,396
Internet - 1.4%
Naver Corp.	65	$46,806

Machinery & Tools - 0.7%
T.K. Corp. (a)	1,285	$25,369

Major Banks - 11.7%
Australia & New Zealand Banking Group Ltd.	1,530	$49,150
BOC Hong Kong Holdings Ltd.	20,500	60,022
Commonwealth Bank of Australia	1,721	126,503
Industrial & Commercial Bank of China Ltd.	89,000	53,035
Westpac Banking Corp.	3,370	110,295

		$399,005
Medical Equipment - 2.1%
Fisher & Paykel Healthcare Corp. Ltd.	20,252	$71,425

Metals & Mining - 5.3%
Iluka Resources Ltd.	3,449	$28,585
MOIL Ltd.	6,090	25,747
Rio Tinto PLC	2,178	118,576
Steel Authority of India Ltd.	7,864	8,817

		$181,725
Natural Gas - Distribution - 2.3%
China Resources Gas Group Ltd.	14,000	$41,442
Hong Kong & China Gas Co. Ltd.	16,350	37,656

		$79,098
Natural Gas - Pipeline - 0.7%
APA Group	3,747	$23,183

Other Banks & Diversified Financials - 13.1%
BDO Unibank, Inc.	22,460	$44,462
China Construction Bank	90,500	62,450
DBS Group Holdings Ltd.	7,000	94,810
E.Sun Financial Holding Co. Ltd.	62,000	37,526
Federal Bank Ltd.	14,358	21,571

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Other Banks & Diversified Financials - continued
Hana Financial Group, Inc.	640	$22,514
HDFC Bank Ltd.	3,388	40,619
ICICI Bank Ltd., ADR	209	8,918
Kasikornbank PLC	13,000	79,080
PT Bank Rakyat Indonesia (Persero) Tbk	30,000	25,689
Security Bank Corp.	4,160	11,207

		$448,846
Real Estate - 1.3%
China Overseas Land & Investment Ltd.	6,000	$14,720
Hang Lung Properties Ltd.	4,000	11,892
IGB Trust, REIT	47,200	16,767

		$43,379
Specialty Chemicals - 1.8%
LG Chem Ltd.	240	$61,228

Telecommunications - Wireless - 1.5%
China Mobile Ltd.	5,500	$52,283

Telephone Services - 2.5%
PT XL Axiata Tbk	58,000	$25,961
Singapore Telecommunications Ltd.	19,000	58,044

		$84,005
Tobacco - 0.8%
ITC Ltd.	4,674	$26,406

Utilities - Electric Power - 1.9%
Cheung Kong Infrastructure Holdings Ltd.	5,000	$32,632
China Longyuan Electric Power Group Corp.	31,000	31,908

		$64,540
Total Common Stocks		$3,348,554

Money Market Funds - 3.2%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	110,027	$110,027
Total Investments		$3,458,581

Other Assets, Less Liabilities - (1.4)%		(47,568)
Net Assets - 100.0%		$3,411,013

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Concentration

The fund’s performance could be closely tied to the market, currency, economic, political, regulatory, geopolitical, or other conditions in the countries or regions in which the fund invests and could be more volatile than the performance of more geographically-diversified funds. The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by MFS to be an appropriate measure of Asia Pacific market excluding Japan. At April 30, 2014 the fund did not have more than 25% of its assets invested in any one industry.

(2) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

4

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Australia	$59,956	$569,980	$—	$629,936
Hong Kong	228,835	335,802	—	564,637
China	499,568	29,580	—	529,148
Taiwan	—	337,772	—	337,772
South Korea	107,497	223,335	—	330,832
India	61,071	233,737	—	294,808
Singapore	58,044	94,810	—	152,854
United Kingdom	118,576	—	—	118,576
United States	89,295	—	—	89,295
Other Countries	221,616	79,080	—	300,696
Mutual Funds	110,027	—	—	110,027
Total Investments	$1,554,485	$1,904,096	$—	$3,458,581

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,594,581 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 7/31/13	$22,656
Change in unrealized appreciation	24,150
Transfers out of level 3	(46,806)
Balance as of 4/30/14	$—

(3) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$3,070,357
Gross unrealized appreciation	459,209
Gross unrealized depreciation	(70,985)
Net unrealized appreciation (depreciation)	$388,224

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(4) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	121,523	998,645	(1,010,141)	110,027

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$69	$110,027

5

Supplemental Information (unaudited) – continued

(5) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of April 30, 2014, are as follows:

Australia	18.5%
Hong Kong	16.6%
China	15.5%
Taiwan	9.9%
South Korea	9.7%
India	8.6%
Singapore	4.5%
United States	4.4%
United Kingdom	3.5%
Other Countries	8.8%

(6) Subsequent Event

The Board of Trustees of the fund has approved a Plan of Liquidation and Termination pursuant to which the assets of the fund will be liquidated and the proceeds remaining after payment of or provision for liabilities and obligations of the fund will be distributed to shareholders. The effective date of the plan is July 23, 2014 (the “Liquidation Date”). Shareholders of record as of the close of business on July 22, 2014, will receive the cash equivalent of their proportionate interest in the fund on the Liquidation Date or as soon as practicable thereafter. Shareholder approval of the liquidation is not required.

6

QUARTERLY REPORT

April 30, 2014

MFS® EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

4/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 97.0%
Aerospace - 2.9%
Lockheed Martin Corp.	7,700	$1,263,876
Northrop Grumman Corp.	2,950	358,455

		$1,622,331
Airlines - 0.4%
Copa Holdings S.A., “A”	1,810	$244,857

Apparel Manufacturers - 0.6%
Hanesbrands, Inc.	4,150	$340,672

Automotive - 4.1%
Delphi Automotive PLC	3,770	$251,987
General Motors Co.	34,676	1,195,628
Magna International, Inc.	9,100	891,527

		$2,339,142
Cable TV - 3.5%
Comcast Corp., “Special A”	17,520	$894,046
Time Warner Cable, Inc.	7,530	1,065,194

		$1,959,240
Chemicals - 0.6%
LyondellBasell Industries N.V., “A”	3,890	$359,825

Computer Software - 3.1%
CA, Inc.	11,960	$360,474
Microsoft Corp.	19,610	792,244
Symantec Corp.	29,750	603,330

		$1,756,048
Computer Software - Systems - 3.6%
Apple, Inc.	663	$391,230
Hewlett-Packard Co.	40,650	1,343,889
Western Digital Corp.	3,200	282,016

		$2,017,135
Consumer Products - 1.3%
Procter & Gamble Co.	8,820	$728,091

Containers - 0.4%
Packaging Corp. of America	3,560	$237,203

Electrical Equipment - 0.8%
Siemens AG	3,407	$449,036

Electronics - 3.5%
Hoya Corp.	8,800	$259,434
Intel Corp.	10,790	287,985
Microchip Technology, Inc.	22,080	1,049,683
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	18,770	377,277

		$1,974,379

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Independent - 2.8%
Marathon Petroleum Corp.	6,010	$558,630
Valero Energy Corp.	17,990	1,028,488

		$1,587,118
Energy - Integrated - 5.9%
Chevron Corp.	5,012	$629,106
Exxon Mobil Corp.	14,100	1,443,981
Petroleo Brasileiro S.A., ADR	27,580	408,184
Royal Dutch Shell PLC, “A”	22,056	874,007

		$3,355,278
Entertainment - 0.3%
Regal Entertainment Group, “A”	8,550	$160,740

Food & Beverages - 2.0%
General Mills, Inc.	9,330	$494,677
Ingredion, Inc.	3,140	221,213
Tyson Foods, Inc., “A”	9,760	409,627

		$1,125,517
Food & Drug Stores - 2.9%
CVS Caremark Corp.	10,370	$754,106
Kroger Co.	19,560	900,542

		$1,654,648
Gaming & Lodging - 0.7%
Wynn Resorts Ltd.	1,987	$405,129

General Merchandise - 1.8%
Macy’s, Inc.	15,320	$879,828
Target Corp.	2,650	163,638

		$1,043,466
Insurance - 6.7%
American International Group, Inc.	4,310	$228,990
Delta Lloyd N.V.	24,160	635,341
Everest Re Group Ltd.	2,621	414,197
MetLife, Inc.	20,540	1,075,269
Travelers Cos., Inc.	2,780	251,812
Validus Holdings Ltd.	17,790	659,475
Zurich Insurance Group AG	1,877	537,657

		$3,802,741
Internet - 2.9%
Facebook, Inc., “A” (a)	14,950	$893,711
Google, Inc., “A” (a)	692	370,137
Google, Inc., “C” (a)	692	364,449

		$1,628,297
Machinery & Tools - 1.6%
Cummins, Inc.	6,173	$931,197

Major Banks - 8.5%
BOC Hong Kong Holdings Ltd.	58,000	$169,819
HSBC Holdings PLC	31,461	320,890
JPMorgan Chase & Co.	34,720	1,943,626

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Mizuho Financial Group, Inc.	202,800	$396,733
Sumitomo Mitsui Financial Group, Inc.	7,400	291,918
Wells Fargo & Co.	33,700	1,672,868

		$4,795,854
Medical & Health Technology & Services - 1.5%
Cardinal Health, Inc.	12,560	$873,046

Medical Equipment - 0.5%
Abbott Laboratories	7,760	$300,622

Metals & Mining - 1.9%
Rio Tinto Ltd.	4,970	$270,579
Vale S.A., ADR	34,690	458,602
Vale S.A., IPS	27,300	323,474

		$1,052,655
Natural Gas - Distribution - 1.1%
GDF SUEZ	23,904	$602,741

Oil Services - 0.9%
Ensco PLC, “A”	10,480	$528,716

Other Banks & Diversified Financials - 0.8%
Discover Financial Services	4,820	$269,438
Fifth Third Bancorp	8,130	167,559

		$436,997
Pharmaceuticals - 9.8%
Bristol-Myers Squibb Co.	21,940	$1,098,975
Eli Lilly & Co.	14,250	842,175
GlaxoSmithKline PLC	17,178	473,334
Johnson & Johnson	8,620	873,120
Merck & Co., Inc.	13,050	764,208
Pfizer, Inc.	48,010	1,501,753

		$5,553,565
Real Estate - 2.8%
American Capital Agency Corp., REIT	4,600	$104,466
Annaly Mortgage Management, Inc., REIT	28,910	333,911
Corio N.V., REIT	6,348	297,101
Digital Realty Trust, Inc., REIT	11,570	617,838
EPR Properties, REIT	4,060	217,657

		$1,570,973
Specialty Chemicals - 0.3%
Marine Harvest	12,880	$157,742

Telephone Services - 5.7%
Bezeq - The Israel Telecommunication Corp. Ltd.	69,540	$126,167
CenturyLink, Inc.	12,350	431,139
Frontier Communications Corp.	163,540	973,063
TDC A.S.	45,012	422,510
Telecom Italia S.p.A. - Savings Shares	252,156	250,302
Telefonica Brasil S.A., ADR	11,680	247,616

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - continued
Verizon Communications, Inc.	12,990	$607,023
Windstream Holdings, Inc.	17,190	155,913

		$3,213,733
Tobacco - 6.2%
Altria Group, Inc.	20,010	$802,601
Japan Tobacco, Inc.	13,100	430,025
Lorillard, Inc.	20,450	1,215,139
Philip Morris International, Inc.	12,420	1,061,041

		$3,508,806
Utilities - Electric Power - 4.6%
American Electric Power Co., Inc.	13,130	$706,525
Companhia Energetica de Minas Gerais, IPS	78,435	597,648
E.ON AG	27,568	527,227
Edison International	3,140	177,598
PG&E Corp.	8,130	370,565
PPL Corp.	6,993	233,147

		$2,612,710
Total Common Stocks		$54,930,250

Convertible Preferred Stocks - 0.6%
Utilities - Electric Power - 0.6%
PPL Corp., 8.75%	5,540	$299,160

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.09%, at Net Asset Value (v)	625,019	$625,019
Total Investments		$55,854,429

Other Assets, Less Liabilities - 1.3%		762,374
Net Assets - 100.0%		$56,616,803

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

4

Supplemental Information

4/30/14 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of April 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$44,187,663	$—	$—	$44,187,663
Brazil	2,035,524	—	—	2,035,524
United Kingdom	1,938,810	—	—	1,938,810
Japan	1,378,109	—	—	1,378,109
Germany	976,264	—	—	976,264
Netherlands	932,441	—	—	932,441
Canada	891,527	—	—	891,527
France	602,741	—	—	602,741
Switzerland	537,657	—	—	537,657
Other Countries	1,622,507	126,167	—	1,748,674
Mutual Funds	625,019	—	—	625,019
Total Investments	$55,728,262	$126,167	$—	$55,854,429

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Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $126,167 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$48,930,709
Gross unrealized appreciation	7,277,129
Gross unrealized depreciation	(353,409)
Net unrealized appreciation (depreciation)	$6,923,720

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	723,940	18,725,370	(18,824,291)	625,019

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$423	$625,019

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST VII

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: June 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: June 17, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: June 17, 2014

*	Print name and title of each signing officer under his or her signature.